                                    Form 13F

     Report for the Calendar Year or Quarter Ended MARCH 31 1999
                                                   -------------

                (Please read instructions before preparing form)

                          If amended report check here:     [ ]

  Name of Institutional Investment Manager:

                               JL ASSOCIATES, LLC
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Business Address:

Street  655 MADISON AVENUE         City    NEW YORK        State  NY  Zip 10021
      -----------------------           ----------------------------------------

Name, Phone No., and Title of Person Only Authorized to Submit This Report:

                MICHAEL LEWITTES,(212) 593-2729, MANAGING MEMBER
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   ATTENTION--Intentional misstatements or omissions of facts constitute Federal
Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

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       The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete, it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

       Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 21TH day of APRIL , 1998.

                                      JL ASSOCIATES, LLC
              ------------------------------------------------------------------
                                     (Name of Institutional Investment Manager)
                                             [SIG]
              ------------------------------------------------------------------
              (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

             13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:             13F File No.:         Name:             13F File No.:
1.                                      8.

-------------------------------         -------------------------------

2.                                      9.

-------------------------------         -------------------------------

3.                                      10.

-------------------------------         -------------------------------

4.                                      11.

-------------------------------         -------------------------------

5.                                      12.

-------------------------------         -------------------------------

6.                                      13.

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7.                                      14.

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

                       Report for the Calander Quarter Ended March 31, 1999

                                   FORM 13F
                                                                --------------
                                                                (SEC USE ONLY)
                                                                --------------

                          Name of Reporting Manager:      JL ASSOCIATES, LLC

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                                                                                                             ITEM 5:
   ITEM 1:                              ITEM 2:                  ITEM 3:            ITEM 4:                 SHARES OF
NAME OF ISSUER                       TITLE OF CLASS               CUSIP           FAIR MARKET               PRINCIPAL
                                                                 NUMBER              VALUE                    AMOUNT


----------------------------------------------------------------------------------------------------------------------------
Airtouch Communications Inc           COM                         00949T100        $    31,693,000              328,000
AMP Inc                               COM                         031897101        $    11,529,250              215,500
Comdisco Inc                          COM                         200336105        $    15,640,625              875,000
Citigroup Inc                         COM                         172967101        $     5,237,750               82,000
El Paso Elec Co                       COM                         283677854        $    13,282,407            1,741,955
Federal Home Loan Mortgage Corp       CALL                        313400901        $       781,250                  500
Federal Home Loan Mortgage Corp       CALL                        313400901        $       506,250                  500
Federal Home Loan Mortgage Corp       COM                         313400301        $    10,139,688              177,500
Hallwood Realty Partners LP           DEPOSIT UT NEW              40636T203        $       747,000               14,400
Pulitzer Pubg Co                      COM                         745771105        $     6,688,363              165,400
RJR Nabisco Holdings Corp             COM NEW                     745771105        $     6,688,363              165,400











COLUMN TOTALS                                                                      $    97,695,583


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                                                      ITEM 6:                                                ITEM 8:
   ITEM 1:                                     INVESTMENT DISCRETION                                VOTING AUTHORITY (SHARES)
NAME OF ISSUER                         --------------------------------------     ITEM 7:       ---------------------------------
                                                   (b) SHARED-                    MANAGERS
                                       (a) SOLE     AS DEFINED   (c) SHARED-    SEE INSTR. V    (a) SOLE   (b) SHARED    (c) NONE
                                                   IN INSTR. V      OTHER
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
Airtouch Communications Inc               X                                                         X
AMP Inc                                   X                                                         X
Comdisco Inc                              X                                                         X
Citigroup Inc                             X                                                         X
El Paso Elec Co                           X                                                         X
Federal Home Loan Mortgage Corp           X                                                         X
Federal Home Loan Mortgage Corp           X                                                         X
Federal Home Loan Mortgage Corp           X                                                         X
Hallwood Realty Partners LP               X                                                         X
Pulitzer Pubg Co                          X                                                         X
RJR Nabisco Holdings Corp                 X                                                         X











COLUMN TOTALS